BORROWINGS (Details) - USD ($)			1 Months Ended	12 Months Ended
		Jul. 23, 2021	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2023
Convertible Debt [Abstract]
Borrowings				$ 22,618,000	$ 29,805,000
Principal amount				0	0	$ 30,000,000
Repayment of principal borrowings				7,000,000	0	$ 0
Gain recognized from modification of convertible debt				481,000
Class A Ordinary Shares [Member]
Convertible Debt [Abstract]
Debt conversion price (in dollars per share)							$ 7.366
Convertible Debt [Member]
Convertible Debt [Abstract]
Borrowings	[1]			$ 22,618,000	29,805,000
Principal amount		$ 30,000,000
Interest rate		8.00%
Maturity date				July 21, 2025
Debt conversion price (in dollars per share)		$ 0.0632
Equity component of convertible notes, converted		$ 683,000
Repayment of principal borrowings			$ 7,000,000
Unamortized discount				$ 382,000	$ 195,000

[1]	The Group issued a US$30 million promissory note on July 23, 2021. The promissory note is non-secured, bears an annual interest rate of 8%, matures on July 23, 2023 and provides the holder an option to convert all or any portion of the note into the ordinary shares of Bitdeer at US$0.0632 per share at any time from the issuance of the note to the second anniversary of the date of issuance. Approximately US$683,000 was recognized as an equity component. In July 2023, the Group repaid US$7 million in principal and amended the promissory note to extend the maturity of the promissory note to July 21, 2025. In addition, to reflect the reverse recapitalization effectuated in April 2023 as disclosed in Note 1, the shares the promissory note is convertible into was changed from the ordinary shares of Bitdeer to the Class A ordinary shares of the Group, and the per-share conversion price was adjusted to US$7.3660 from US$0.0632. The extension of the maturity date is accounted for as a debt modification, and a gain from modification of approximately US$481,000 was recognized in earnings. The unamortized discount as of December 31, 2023 and 2022 was approximately US$382,000 and US$195,000, respectively.